Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 3, 2011
Prospectus Date	rr_ProspectusDate	Mar 15, 2011

Virtus Allocator Premium AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated November 3, 2011 to the Prospectuses

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Under "Principal Investment Strategies" on page 2 of the fund's summary prospectus and on page 2 of the statutory prospectus, the description of the types of securities in which the Alternative allocation of the fund will invest is hereby amended and replaced with the following:

The Alternative allocation may be invested in ETFs representing gold, real estate and broad based equity securities.

Investors should retain this supplement with the Prospectuses for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Mar 15, 2011
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus Allocator Premium AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated November 3, 2011 to the Prospectuses

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Under "Principal Investment Strategies" on page 2 of the fund's summary prospectus and on page 2 of the statutory prospectus, the description of the types of securities in which the Alternative allocation of the fund will invest is hereby amended and replaced with the following:

The Alternative allocation may be invested in ETFs representing gold, real estate and broad based equity securities.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Allocator Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus Allocator Premium AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated November 3, 2011 to the Prospectuses

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Under "Principal Investment Strategies" on page 2 of the fund's summary prospectus and on page 2 of the statutory prospectus, the description of the types of securities in which the Alternative allocation of the fund will invest is hereby amended and replaced with the following:

The Alternative allocation may be invested in ETFs representing gold, real estate and broad based equity securities.

Investors should retain this supplement with the Prospectuses for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 15, 2011